SHARE-BASED PAYMENTS, Expense Recognized for Share Awards (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses by Nature [Abstract]
Expense recognized for share awards	$ 15,896	$ 21,847
Cost of Revenue [Member]
Expenses by Nature [Abstract]
Expense recognized for share awards	1,340	2,576
General and Administrative Expenses [Member]
Expenses by Nature [Abstract]
Expense recognized for share awards	9,172	11,299
Research and Development Expenses [Member]
Expenses by Nature [Abstract]
Expense recognized for share awards	4,367	6,107
Selling Expenses [Member]
Expenses by Nature [Abstract]
Expense recognized for share awards	$ 1,017	$ 1,865